Post-Employment Benefits - Summary of Net Remeasurement Gains (Losses) Recognized in OCI (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2022	Jan. 31, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Pension plan [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on defined benefit obligation	$ 1,176	$ 279	$ 674	$ 1,455	$ 734
Net actuarial gains (losses) on plan assets	(803)	(150)	(267)	(953)	(60)
Changes in asset ceiling excluding interest income	(1)			(1)
Net remeasurement gains (losses) recognized in OCI	372	129	407	501	674
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on defined benefit obligation	65	15	37	80	40
Net remeasurement gains (losses) recognized in OCI	$ 65	$ 15	$ 37	$ 80	$ 40